U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

     Janus Investment Fund
     100 Fillmore Street
     Denver, CO 80206-4928

2.   Name of each series or class of funds for which this notice is filed:

     Janus  Government  Money  Market Fund  (Investor  Shares and  Institutional
        Shares)
     Janus Money Market Fund (Investor  Shares and  Institutional  Shares)
     Janus  Tax-Exempt  Money  Market Fund  (Investor  Shares and  Institutional
        Shares)
     Janus Balanced Fund
     Janus Enterprise Fund
     Janus Equity Income Fund
     Janus Federal Tax-Exempt Fund
     Janus Flexible Income Fund
     Janus Fund
     Janus Growth and Income Fund
     Janus High-Yield Fund
     Janus Intermediate Government Securities Fund
     Janus Mercury Fund
     Janus Olympus Fund
     Janus Overseas Fund
     Janus Short-Term Bond Fund
     Janus Twenty Fund
     Janus Venture Fund
     Janus Worldwide Fund

3.   Investment Company Act File Number:  811-1879

     Securities Act File Number:  2-34393

4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9.   Number and aggregate sale price of securities sold during the fiscal year:

     27,867,839,458.08 shares for $39,137,828,150.15


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     27,867,839,458.08 shares for $39,137,828,150.15

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

     135,751,347.385 shares for $1,841,119,692.32

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2 (from Item 10):               $39,137,828,150.15
                                                                                 _________________

     (ii)   Aggregate  price of shares  issued in  connection  with
            dividend reinvestment plans (from Item 11, if applicable):          + 1,841,119,692.32
                                                                                  ________________

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                             -32,915,554,587.24
                                                                                  ________________

     (iv)   Aggregate price of shares redeemed or repurchased and
            previously applied as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):                                      +         0
                                                                                  _________________

     (v)    Net aggregate price of securities sold and issued during
            the fiscal year in reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line (iv)] (if applicable):           8,063,393,255.20
                                                                                 __________________

     (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
            instruction C.6):                                                   x       1/3300
                                                                                 __________________

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:                    2,443,452.50
                                                                                ===================

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III),  (IV), AND (V) ONLY IF
               THE FORM IS BEING  FILED  WITHIN  60 DAYS  AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     December 13, 1996

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)    /s/Kelley Abbott Howes

                                 Name:  Kelley Abbott Howes
                                 Title: Secretary

     Date:  December 13, 1996